DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS - Subscription agreements - (Details) - USD ($)	1 Months Ended	9 Months Ended
	Jul. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Aggregate commitment		$ 1,081,598,000
Warrant to purchase each share of common stock			1
Class A common stock
Shares issued (in shares)	2,050,000
Subscription Agreements | Convertible Notes
Aggregate principal amount	$ 1,300,000,000
Subscription Agreements | Convertible Notes | Minimum
Interest rate of debt	6.00%
Subscription Agreements | Convertible Notes | Maximum
Interest rate of debt	7.00%
Subscription Agreements | Class A common stock
Shares issued (in shares)	130,000,000
Purchase price	$ 10.00
Aggregate commitment	$ 1,300,000,000
Warrants to purchase shares of the common stock	6,500,000
Warrant to purchase each share of common stock	0.05
Strike price of warrants	$ 12.50
Maturity period of warrant	5 years
Subscription Agreements | Class A common stock | Convertible Notes
Original issue discount	2.50%
Subscription Agreements | Subscriptions of $250,000,000 or less | Class A common stock
Original issue discount	1.00%
Subscription amount	$ 250,000,000
Subscription Agreements | Subscriptions of $250,000,000 or more | Class A common stock
Original issue discount	2.50%
Subscription amount	$ 250,000,000